Commitments and contingencies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Potential milestone payments description	the Company expects to pay $3,301, including $3,124 (€2.8 million), and $177 (£0.1 million), in R&D contracts and up to $8,937, including $7,386 (€6.5 million) and $1,551 (£1.2 million), in R&D milestone payments and up to $32,942, including $31,255 (€27.6 million) and $1,687 (£1.3 million), in revenue related milestone payments.
Research and Development [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 3,301
R&D Contracts [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	8,937
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 32,942